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                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS
                         SUPPLEMENT DATED JUNE 10, 2002
                                     TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

This Supplement updates certain information contained in the above-referenced Statement of Additional Information (the "SAI") of The MainStay Funds (the "Trust") regarding certain series of the Trust. You may obtain copies of the SAI, free of charge, by writing to the Trust at 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

MAP Equity Fund

The Board of Trustees of the Trust has unanimously voted to change the name of the MainStay MAP Equity Fund to the "MainStay MAP Fund," effective June 10, 2002.

All references to the "MainStay MAP Equity Fund" in the SAI shall be deemed to refer to the "MainStay MAP Fund."


Convertible Fund

The Board of Trustees of the Trust has unanimously voted to approve contractual sub-advisory fee breakpoints for the MainStay Convertible Fund, effective June 11, 2002. The following chart (and accompanying footnotes) should replace in its entirety the chart appearing on page 67 of the SAI in the section entitled "Subadvisory Agreements":

                                                                ANNUAL RATE
               Blue Chip Growth Fund                              0.500%
               Capital Appreciation Fund                          0.360% (1)
               Convertible Fund                                   0.360% (2)
               Equity Income Fund                                 0.350%
               Global High Yield Fund                             0.350% (3)
               Government Fund                                    0.300% (4)
               High Yield Corporate Bond Fund                     0.300% (5)
               International Bond Fund                            0.450% (3)
               International Equity Fund                          0.600%
               MAP Fund                                           0.450% (6)
               Mid Cap Growth Fund                                0.375% (3)
               Money Market Fund                                  0.250% (3)(7)
               Research Value Fund                                0.425% (8)
               Select 20 Equity Fund                              0.350% (3)
               Small Cap Growth Fund                              0.500%

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
               Small Cap Value Fund                               0.500% (9)
               Strategic Income Fund                              0.300%
               Strategic Value Fund                               0.375% (3)
               Tax Free Bond Fund                                 0.300%
               Total Return Fund                                  0.320% (10)
               U.S. Large Cap Equity Fund                         0.325%
               Value Fund                                         0.360% (11)

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(1)      On assets up to $200 million; 0.325% on assets from $200 million to
         $500 million; and 0.250% on assets in excess of $500 million.

(2) On assets up to $500 million; 0.335% on assets from $500 million to $1.0 billion; and 0.310% on assets in excess of $1.0 billion.

(3) NYLIM has voluntarily agreed to reimburse the Global High Yield, International Bond, Mid Cap Growth, Money Market, Select 20 Equity and Strategic Value Funds' expenses to the extent that total annual fund operating expenses exceed a certain percentage of average daily net assets for Class A, B and C shares of each such Fund (see the Prospectus). To the extent NYLIM has agreed to reimburse expenses, MacKay Shields, the Subadvisor for these Funds, has voluntarily agreed to waive or reimburse its fee proportionately.

(4)      On assets up to $1 billion; 0.275% on assets in excess of $1.0 billion.

(5) On assets up to $500 million; 0.275% on assets in excess of $500 million.

(6) On assets up to $250 million; 0.400% on assets from $250 million to $500 million; and 0.350% on assets in excess of $500 million.

(7) On assets up to $300 million; 0.225% on assets from $300 million to $700 million; 0.200% on assets from $700 million to $1.0 billion; and 0.175% on assets in excess of $1.0 billion.

(8) On assets up to $250 million; 0.3825% on assets from $250 million to $500 million; and 0.340% on assets in excess of $500 million.

(9) On assets up to $250 million; 0.450% on assets from $250 million to $500 million; and 0.400% on assets in excess of $500 million.

(10) On assets up to $500 million; 0.300% on assets in excess of $500 million.

(11) On assets up to $200 million; 0.325% on assets from $200 million to $500 million; and 0.250% on assets in excess of $500 million.


Tax Free Bond Fund

The information provided below updates information regarding the MainStay Tax Free Bond Fund and shall replace, in its entirety, the last two paragraphs on page 54 of the SAI immediately preceding the section entitled, "Non-Fundamental Investment Restrictions" with respect to the fundamental policy of the Fund:

The following fundamental investment restrictions are applicable to the Tax Free Bond Fund only. The Tax Free Bond Fund must:

         1. Invest at least 80% of the Fund's net assets in securities the interest on which is exempt from regular federal income tax, except that the Fund may temporarily
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                  invest more than 20% of its net assets in securities the
                  interest income on which may be subject to regular federal income tax.

         2. Invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Non-Fundamental Restrictions Related to Fund Names

The information provided below should be inserted on page 58 of the SAI immediately following the section entitled "Non-Fundamental Investment Restrictions":

         Non-Fundamental Policies Related to Fund Names

         Certain of the Trust's Funds have names that suggest the Fund will focus on a type of investment, within the meaning of the SEC's Rule 35d-1. The Trust has adopted a non-fundamental policy for each of these Funds to invest at least 80% of the value of its assets (net assets plus the amount of any borrowing for investment purposes) in the particular type of investments suggested by its name. The affected Funds and their corresponding 80% policies are:

         MainStay Select 20 Equity Fund - to invest, under normal circumstances, at least 80% of its assets in up to 20 equity securities.

         MainStay Small Cap Growth Fund - to invest, under normal circumstances, at least 80% of its assets in securities of small capitalization companies, as defined from time to time in the current prospectus for the Fund.

         MainStay Small Cap Value Fund - to invest, under normal circumstances, at least 80% of its assets in securities of small capitalization companies, as defined from time to time in the current prospectus for the Fund.

         MainStay Mid Cap Growth Fund - to invest, under normal circumstances, at least 80% of its assets in securities of mid capitalization companies, as defined from time to time in the current prospectus for the Fund.

         MainStay Blue Chip Growth Fund - to invest, under normal circumstances, at least 80% of its assets in securities of Blue Chip companies, as defined from time to time in the current prospectus for the Fund.

         MainStay Equity Index Fund - to invest, under normal circumstances, at least 80% of its assets in stocks of the S&P 500 Index.

         MainStay U.S. Large Cap Equity Fund - to invest, under normal circumstances, at least 80% of its assets in equity securities of large capitalization U.S. companies, as defined from time to time in the current prospectus for the Fund.

         MainStay Equity Income Fund - to invest, under normal circumstances, at least 80% of its assets in equity securities.

         MainStay Convertible Fund - to invest, under normal circumstances, at least 80% of its assets in U.S. convertible securities.

         MainStay High Yield Corporate Bond Fund - to invest, under normal circumstances, at least 80% of its assets in high-yield corporate debt securities.
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         MainStay Government Fund - to invest, under normal circumstances, at least 80% of its assets in U.S. government securities.

         MainStay Tax Free Bond Fund - to invest, under normal circumstances, at least 80% of its assets in municipal bonds.

         MainStay International Equity Fund - to invest, under normal circumstances, at least 80% of its assets in equity securities.

         MainStay Global High Yield Fund - to invest, under normal circumstances, at least 80% of its assets in high-yield debt securities.

         MainStay International Bond Fund - to invest, under normal circumstances, at least 80% of its assets in debt securities.

Furthermore, with respect to each of these Funds, the Trust has adopted a policy to provide the Fund's shareholders with at least 60 days prior notice of any change in the policy of a Fund to invest at least 80% of its assets in the manner described above.

Value Fund

The information provided below updates information regarding the MainStay Value Fund and shall replace, in its entirety, the section entitled "Additional Information About the Funds - Value Fund" on page 12 of the SAI:

The Value Fund seeks to maximize long-term total return from a combination of capital growth and income. In order to achieve this objective, the Fund normally invests at least 65% of its assets in U.S. common stocks that MacKay Shields, the Fund's Subadvisor, believes are "undervalued' (selling below their value) when purchased, typically pay dividends (although there may be non-dividend paying stocks if they meet the "undervalued" criteria), and are listed on a national securities exchange or are traded in the over-the-counter market. Usually, stocks deemed by the Subadvisor to be at full value will be replaced with new, "undervalued" stocks. The Fund is not designated or managed primarily to produce current income.